1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001
December 10, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Capital Trust – Post-Effective Amendment No. 100 File Nos. 033-62470 and 811-07704
Ladies and Gentlemen:
Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(a)(1) under the Act for the purposes of (i) revising the Registration Statement to comply with the new Form N-1A requirements; and (ii) making a material change to the investment strategy of the Schwab Health Care Fund, an existing series of the Trust, as more specifically described below.
Material Change to the Schwab Health Care Fund
The Schwab Health Care Fund has added an international component to its investment strategy. In connection with such change, the following has been added to the Fund’s investment strategy:
The fund primarily invests in U.S. companies, but may invest up to 25% of its net assets in the stocks of publicly traded companies located in countries other than the United States. The fund’s international investments will primarily be in stocks issued by companies located in developed countries, however it may also invest in stocks issued by companies located in emerging markets. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The fund considers any country that is not a developed country to be an emerging market country. The fund generally does not intend to hedge its exposure to foreign currencies.
To aid its international stock selection, the fund uses Charles Schwab & Co., Inc.’s proprietary international stock research. This research ranks stocks of publicly traded companies located in the countries in the MSCI EAFE Index plus stocks of publicly traded companies located in additional countries not included in the MSCI EAFE Index. The stocks are ranked based on investment criteria from four broad categories:

fundamentals, valuation, momentum and risk, which Schwab believes to be indicative of stocks’ performance potential.
The Fund also added “Foreign Investment Risk,” “Currency Risk” and “Emerging Market Risk” disclosure to the Fund’s principal risk section.
Please contact me at 215.963.5598 with any questions or comments.
Sincerely,

/s/ Sean Graber, Esq.
Sean Graber